Note 3-Stockholders' Equity: Common Stock (Policies)	9 Months Ended
Sep. 30, 2014
Policies
Common Stock

Common Stock

In September 2014, the Company issued 3,776,389 common shares as per the Equity Purchase Agreement and Securities Purchase Agreement with Premier Venture Partners, LLC valued at $75,527. Premier Ventures also purchased 2,352,845 shares for $31,506 pursuant to put option exercised by the Company.

During the nine months ended September 30, 2014, the Company issued 21,207,412 shares to experts and consultants per agreements for services rendered, valued at $649,622.